SUP-0101-0116

AB GLOBAL THEMATIC GROWTH FUND, INC.

-AB Global Thematic Growth Fund

AB INTERNATIONAL GROWTH FUND, INC.

-AB International Growth Fund

Supplement dated January 12, 2016 to the Prospectus and Summary Prospectuses dated October 30, 2015 (the “Prospectuses”), offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares of AB Global Thematic Growth Fund and AB International Growth Fund (each, a “Fund”).

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The following chart for each Fund replaces the chart under the heading “Portfolio Managers” in the summary sections of the Prospectuses for each Fund.

AB Global Thematic Growth Fund

PORTFOLIO MANAGER

The following table lists the person responsible for the day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daniel C. Roarty	Since 2013	Senior Vice President of the Adviser

AB International Growth Fund

PORTFOLIO MANAGER

The following table lists the person responsible for the day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daniel C. Roarty	Since 2011	Senior Vice President of the Adviser

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The following chart for each Fund replaces certain information under the heading “Management of the Funds—Portfolio Managers” in the Prospectuses for each Fund.

AB Global Thematic Growth Fund

The day-to-day management of, and investment decisions for, the AB Global Thematic Growth Fund are made by the Adviser’s Global Growth and Thematic Investment Team.

The following table lists the person within the Global Growth and Thematic Investment Team with the most significant responsibility for the day-to-day management of the Fund’s portfolio, the length of time that the person has been jointly or primarily responsible for the Fund, and that person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Daniel C. Roarty; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since May 2011, and Chief Investment Officer of Global Growth and Thematic Team since 2013. Prior thereto, he was named sector head for the technology sector on the Global/International Research Growth team as of July 1, 2011, and team leader for that team in early 2012. Prior thereto, he was in research and portfolio management at Nuveen Investments since prior to 2011.

AB International Growth Fund

The day-to-day management of, and investment decisions for, the AB International Growth Fund are made by the Adviser’s Global Growth and Thematic Investment Team.

The following table lists the person within the Global Growth and Thematic Investment Team with the most significant responsibility for the day-to-day management of the Fund’s portfolio, the length of time that the person has been jointly or primarily responsible for the Fund, and that person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Daniel C. Roarty; since 2011; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since May 2011, and Chief Investment Officer of Global Growth and Thematic Team since 2013. Prior thereto, he was named sector head for the technology sector on the Global/International Research Growth team as of July 1, 2011, and team leader for that team in early 2012. Prior thereto, he was in research and portfolio management at Nuveen Investments since prior to 2011.

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0101-0116

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